Consolidated Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Current Assets
Cash and cash equivalents	$ 104,597	$ 611,551
Short-term bank deposits	275,033	9,168
Marketable securities	20,380	28,116
Trade receivables, net of allowances of $738 and $286, respectively	67,360	49,797
Inventories, net	89,415	63,017
Prepaid expenses and other current assets	22,054	13,694
Total current Assets	578,839	775,343
Non-current Assets
Marketable securities	245,970	149,269
Property, plant and equipment, net	60,463	45,046
Deferred tax assets, net		9,339
Operating lease right-of-use assets	27,139	25,155
Intangible assets, net	9,890	10,063
Goodwill	29,164	25,447
Other non-current assets	5,927	856
Severance pay fund	274	357
Total non-current Assets	378,827	265,532
Total Assets	957,666	1,040,875
Current Liabilities
Trade payables	14,833	46,448
Employees and payroll accruals	14,255	22,482
Deferred revenues and customers’ advances	5,701	5,401
Operating lease liabilities	4,989	5,058
Accrued expenses and other current liabilities	25,592	17,287
Total current Liabilities	65,370	96,676
Non-current liabilities
Accrued severance pay	1,223	1,543
Operating lease liabilities	21,035	21,900
Other non-current liabilities	1,216	1,203
Total non-current Liabilities	23,474	24,646
Total Liabilities	88,844	121,322
SHAREHOLDERS’ EQUITY
Ordinary shares of NIS 0.01 par value - Authorized: 200,000,000 shares at December 31, 2022 and 2021; Issued and Outstanding: 49,953,615 and 49,619,782 shares at December 31, 2022 and 2021, respectively	134	133
Additional paid-in capital	921,695	875,367
Accumulated other comprehensive income (loss)	(17,424)	571
Retained earnings (accumulated deficit)	(35,583)	43,482
Total shareholders’ Equity	868,822	919,553
Total Liabilities and shareholders’ Equity	$ 957,666	$ 1,040,875